Scharf Alpha Opportunity Fund
Schedule of Investments
December 31, 2020 (Unaudited)

Shares	COMMON STOCKS - 96.82%	Value
	Aerospace and Defense - 3.99%
759	Lockheed Martin Corp.	$269,430
	Beverages - 2.45%
1,484	Heineken N.V. (b)	165,374
	Biotechnology - 2.65%
1,144	Alexion Pharmaceuticals, Inc. (a)	178,739
	Chemicals - 2.19%
6,383	Valvoline, Inc.	147,703
	Construction & Engineering - 1.08%
668	Jacobs Engineering Group, Inc.	72,785
	Diversified Financial Services - 5.80%
1,690	Berkshire Hathaway, Inc. - Class B (a) (d)	391,860
	Food Products - 3.18%
3,276	Danone (b)	215,153
	Health Care Providers & Services - 15.62%
4,579	Centene Corp. (a)	274,877
4,398	CVS Health Corp. (d)	300,384
1,846	McKesson Corp. (d)	321,056
1,332	Quest Diagnostics, Inc.	158,734
		1,055,051
	Insurance - 7.68%
272	Markel Corp. (a)	281,058
2,407	Progressive Corp.	238,004
		519,062
	Interactive Media & Services - 2.87%
897	Baidu, Inc. - ADR (a)	193,967
	Internet & Direct Marketing Retail - 0.26%
8	Booking Holdings, Inc. (a) (d)	17,818
	IT Services - 2.05%
1,693	Cognizant Technology Solutions Corp. - Class A (d)	138,741
	Machinery - 0.53%
530	Otis Worldwide Corp.	35,802
	Media - 9.23%
6,747	Comcast Corp. - Class A (d)	353,543
1,703	Liberty Broadband Corp. (a)	269,704
		623,247
	Personal Products - 3.10%
3,475	Unilever plc - ADR	209,751
	Pharmaceuticals - 10.21%
1,518	Johnson & Johnson	238,903
2,466	Novartis AG - ADR (d)	232,864
624	Roche Holdings AG (b)	217,797
		689,564
	Road & Rail - 3.72%
1,231	Kansas City Southern (d)	251,284
	Software - 12.30%
2,469	Microsoft Corp. (d)	549,155
4,351	Oracle Corp. (d)	281,466
		830,621
	Specialty Retail - 4.10%
1,758	Advance Auto Parts, Inc. (d)	276,903
	Technology Hardware, Storage & Peripherals - 3.81%
141	Samsung Electronics Co., Ltd. (b)	257,325
	TOTAL COMMON STOCKS (Cost $4,596,184)	6,540,180

	EXCHANGE-TRADED FUNDS - 3.30%
3,637	iShares Silver Trust (a)	89,361
749	SPDR Gold Shares (a)	133,592
	TOTAL EXCHANGE-TRADED FUNDS (Cost $174,698)	222,953

	MONEY MARKET FUND - 0.38%
25,194	First American Treasury Obligations Fund, Class Z, 0.03% (c)	25,194
	TOTAL MONEY MARKET FUND (Cost $25,194)	25,194

	Total Investments in Securities (Cost $4,796,076) - 100.50%	6,788,327
	Liabilities in Excess of Other Assets - (0.50)%	(33,469)
	TOTAL NET ASSETS - 100.00%	$6,754,858

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of December 31, 2020.
(d)	All or a portion of the security has been segregated for open short positions.

SCHEDULE OF SECURITIES SOLD SHORT at December 31, 2020 (Unaudited)
Shares	SECURITIES SOLD SHORT - 42.45%	Value
	Exchange-Traded Funds - 42.45%
5,377	Invesco QQQ Trust Series 1	$1,686,980
3,157	SPDR S&P 500 ETF Trust	1,180,339
	TOTAL SECURITIES SOLD SHORT (Proceeds $1,858,301)	$2,867,319

ETF	Exchange-Traded Fund

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Alpha Opportunity Fund
Summary of Fair Value Disclosure at December 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020:

Scharf Alpha Opportunity Fund	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Communication Services	$817,214	$-	$-	$817,214
Consumer Discretionary	294,721	-	-	294,721
Consumer Staples	590,278	-	-	590,278
Financials	910,922	-	-	910,922
Health Care	1,923,355	-	-	1,923,355
Industrials	629,300	-	-	629,300
Information Technology	1,226,687	-	-	1,226,687
Materials	147,703	-	-	147,703
Total Common Stocks	6,540,180	-	-	6,540,180
Exchange-Traded Funds	222,953	-	-	222,953
Money Market Fund	25,194	-	-	25,194
Total Investments in Securities	$6,788,327	$-	$-	$6,788,327

Liabilities:
Securities Sold Short
Exchange-Traded Funds	$(2,867,319)	$-	$-	$(2,867,319)
Total Securities Sold Short	$(2,867,319)	$-	$-	$(2,867,319)

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.